ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2025
TD 401(k) Retirement Plan
EBP, Description of Plan [Line Items]
ACCOUNTING CHANGES

3. ACCOUNTING CHANGES

There were no recent accounting pronouncements adopted for the Plan in the current year, nor are there any recent accounting pronouncements being evaluated for adoption by the Plan in future years.